Lease liability - Summary of Lease Liability (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Lease liability	£ 446	£ 137
Total lease liability	£ 446	£ 137